UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment  [     ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     August 13, 2003

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          114

Form 13F Information Table Value Total:          $1,023,741 (in thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore





                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE